Annual Total Returns - FidelitySeriesInternationalIndexFund-PRO - FidelitySeriesInternationalIndexFund-PRO - Fidelity Series International Index Fund	Dec. 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 17, 2018
Fidelity Series International Index Fund
Bar Chart Table:
Annual Return 2019	21.65%
Annual Return 2020	8.10%
Annual Return 2021	11.23%
Annual Return 2022	(14.18%)